UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Zimmer Partners, LP
Address: 7 West 54th Street
         New York, New York  10019

13F File Number:  028-15382

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barbara Burger
Title:     General Counsel
Phone:     212-440-0749

Signature, Place, and Date of Signing:

 /s/ Barbara Burger     New York, New York/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $452,770 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANT ENERGY CORP            COM              018802108    26345   525000 SH       SOLE                   525000
CALPINE CORP                   COM NEW          131347304     2575   125000 SH       SOLE                   125000
CHENIERE ENERGY INC            COM NEW          16411R208    14714   525500 SH       SOLE                   525500
CHENIERE ENERGY INC            COM NEW          16411R208      700    25000 SH  CALL SOLE                    25000
CMS ENERGY CORP                COM              125896100    11176   400000 SH       SOLE                   400000
DOMINION RES INC VA NEW        COM              25746U109    13818   237500 SH       SOLE                   237500
DTE ENERGY CO                  COM              233331107    13668   200000 SH       SOLE                   200000
DUKE ENERGY CORP NEW           COM NEW          26441C204    25218   347400 SH       SOLE                   347400
ENBRIDGE ENERGY MANAGEMENT L   SHS UNITS LLI    29250X103    23798   787500 SH       SOLE                   787500
ENERSIS S A                    SPONSORED ADR    29274F104     5291   275000 SH       SOLE                   275000
EXELON CORP                    COM              30161N101    10344   300000 SH       SOLE                   300000
GREAT PLAINS ENERGY INC        COM              391164100    24929  1075000 SH       SOLE                  1075000
KINDER MORGAN INC DEL          COM              49456B101     1934    50000 SH  CALL SOLE                    50000
KOSMOS ENERGY LTD              SHS              G5315B107     9329   825600 SH       SOLE                   825600
MARATHON PETE CORP             COM              56585A102     1926    21500 SH  CALL SOLE                    21500
NEXTERA ENERGY INC             COM              65339F101     9710   125000 SH       SOLE                   125000
NISOURCE INC                   COM              65473P105     6602   225000 SH       SOLE                   225000
NORTHEAST UTILS                COM              664397106    19557   450000 SH       SOLE                   450000
NRG ENERGY INC                 COM NEW          629377508     1987    75000 SH       SOLE                    75000
ONEOK INC NEW                  COM              682680103    11918   250000 SH       SOLE                   250000
PDC ENERGY INC                 COM              69327R101      744    15000 SH       SOLE                    15000
PIONEER NAT RES CO             COM              723787107     3106    25000 SH       SOLE                    25000
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506     9509   119900 SH  CALL SOLE                   119900
SILVER SPRING NETWORKS INC     COM              82817Q103     2166   125000 SH       SOLE                   125000
SPDR S&P 500 ETF TR            TR UNIT          78462F103   164503  1050000 SH  PUT  SOLE                  1050000
TESORO CORP                    COM              881609101      586    10000 SH  CALL SOLE                    10000
WESTAR ENERGY INC              COM              95709T100     8710   262500 SH       SOLE                   262500
WILLIAMS COS INC DEL           COM              969457100     7117   190000 SH  CALL SOLE                   190000
XCEL ENERGY INC                COM              98389B100    20790   700000 SH       SOLE                   700000